Accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and Other Liabilities	Accrued and other liabilities consist of the following:

Year ended December 31 (€, in millions)	2023	2024
Costs to be paid[1]	632.7	536.1
Personnel-related items	1,328.5	1,599.6
Derivative financial instruments[2]	156.7	113.6
Lease liabilities[3]	227.2	306.0
Provisions	76.7	100.8
Standard warranty reserve	142.3	158.9
Refund liability	—	309.4
Other	14.5	21.7
Accrued and other liabilities	2,578.6	3,146.1
Less: non-current portion of accrued and other liabilities	401.2	459.5
Current portion of accrued and other liabilities	2,177.4	2,686.6
1.Costs to be paid includes an amount payable to related parties. For further details, see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments, see Note 25 Financial risk management.
3.For further details on lease liabilities, see Note 14 Right-of-use assets and lease liabilities.

Changes in Standard Warranty Reserve	Total changes in standard warranty reserve for the
years 2024 and 2023 are as follows:

Year ended December 31 (€, in millions)	2023	2024
Balance at beginning of year	143.6	142.3
Additions for the year	232.2	210.0
Utilization of the reserve	(233.3)	(193.5)
Effect of exchange rates	(0.2)	0.1
Balance at end of year	142.3	158.9